Commitments, Contingencies and Uncertainties (Details Narrative)	12 Months Ended
Dec. 31, 2020 USD ($) ft² Integer
Number of operating leases | Integer	2
Operating lease payment	$ 450
Building expenses	$ 330
Revenue from Contract with Customer, Product and Service Benchmark [Member] | Major Customer [Member]
Concentration risk percentage	42.05%
Revenue	$ 11,543,363
Cost of Goods and Service, Product and Service Benchmark [Member] | Major Vendor [Member]
Concentration risk percentage	25.00%
Revenue	$ 5,888,519
San Diego Farmers Outlet, Inc [Member]
Area Of Land | ft²	10,000
Operating lease, term of contract	5 years
Operating lease, liability, payments monthly	$ 6,000
Lease Expiration Date	Apr. 30, 2023
Seaport Meat Company's [Member]
Area Of Land | ft²	12,000
Operating lease, term of contract	5 years
Operating lease, liability, payments monthly	$ 14,750
Lease Expiration Date	Nov. 30, 2024